Long-Term Debt - Schedule of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Total interest incurred	$ 779,855	$ 814,731	$ 862,377
Interest capitalized	(111,110)	(119,958)	(64,798)
Interest expense, net	$ 668,745	$ 694,773	$ 797,579